Provision - Narrative (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 USD ($)	Jul. 13, 2013 USD ($)	Jul. 13, 2013 COP ($)
Disclosure of other provisions [line items]
Provisions	$ 33,328			$ 22,116		$ 24,317
Cash in trust	1,612			1,110
Reclamation and rehabilitation
Disclosure of other provisions [line items]
Provisions	15,984			9,540		8,424
Marmato Mine
Disclosure of other provisions [line items]
Provisions	12,100		$ 46,200.0	8,200	$ 39,200.0
Segovia Operations
Disclosure of other provisions [line items]
Provisions	21,400		81,800.0		64,800.0
Reclamation and rehabilitation provision				13,500
Other Environment Related Provision, 2010 And 2011 Environmental Discharges
Disclosure of other provisions [line items]
Provisions	5,500		20,900.0	4,300	$ 20,700.0		$ 9,100	$ 34,600.0
Health plan obligations
Disclosure of other provisions [line items]
Provisions	$ 11,864		$ 45,300.0	8,277		$ 10,161
Inflation rate	6.60%		6.60%
Discount rates	10.90%		10.90%
Payments to provisions	$ 100	$ 200.0
Cash in trust	$ 900			$ 600